Document And Entity Information	12 Months Ended
Sep. 30, 2019
Cover [Abstract]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Origin Agritech LTD
Entity Central Index Key	0001321851
Entity Emerging Growth Company	false